Document and Entity Information	0 Months Ended
Dec. 17, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 17, 2013
Registrant Name	UNIVERSAL INSTITUTIONAL FUNDS INC
Central Index Key	0001011378
Amendment Flag	false
Document Creation Date	Dec. 17, 2013
Document Effective Date	Dec. 18, 2013
Prospectus Date	Dec. 18, 2013
Class I Prospectus | Global Infrastructure Portfolio | Class I
Risk/Return:
Trading Symbol	UPGIX
Class II Prospectus | Global Infrastructure Portfolio | Class II
Risk/Return:
Trading Symbol	UPIIX